SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the externally held notes in issue at 31 December, are listed below. Notes in issue, previously reported gross of internal holdings, are presented net; comparatives have been presented on a consistent basis. The notes in issue are reported in note 29.

	2022		2021
	Loans and advances securitised[1] £m	Externally held notes in issue £m	Loans and advances securitised[1] £m	Externally held notes in issue £m
Securitisation programmes
UK residential mortgages and commercial loans	15,805	2,035	19,129	2,543
Credit card receivables	12,776	223	11,615	595
Motor vehicle finance	401	149	235	141
Dutch residential mortgages	402	399	427	426
Total securitisation programmes (notes 28 and 29)[2]	29,384	2,806	31,406	3,705
Covered bond programmes
Residential mortgage-backed	27,400	13,742	35,896	16,909
Social housing loan-backed	831	500	833	500
Total covered bond programmes (note 29)	28,231	14,242	36,729	17,409
Total securitisation and covered bond programmes		17,048		21,114
1    Including assets backing notes held internally within the Group.
2    Includes £26 million (2021: £33 million) of securitisation notes held at fair value through profit or loss.